RBC FUNDS TRUST

RBC BlueBay Diversified Credit Fund

Supplement dated December 3, 2018 to the RBC BlueBay Funds Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated January 26, 2018, as supplemented from time to time

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Michael Reed and Nick Shearn no longer serve as portfolio managers of the RBC BlueBay Diversified Credit Fund. Accordingly, effective immediately, all references to Michael Reed and Nick Shearn in the Prospectus and SAI are deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE